Taxation - Summary of deferred tax in connection with unused tax losses carried forward (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Changes in deferred tax liability (asset) [abstract]
Total unused tax losses carried forward	€ 860	€ 1,345
Unused tax losses carried forward not recognised as a deferred tax asset	640	951
Unused tax losses carried forward recognised as a deferred tax asset	€ 220	€ 394
Average tax rate	15.70%	21.60%
Deferred tax asset	€ 35	€ 85